Consolidated Interim Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	296,037,813	296,037,813	296,037,813
Capital shares outstanding			50,000